Schedule of Domestic and Foreign Components (Details) - USD ($)	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Income Tax Disclosure [Abstract]
Hong Kong	$ 1,255,213	$ 501,351
Non-Hong Kong
Income before income taxes	$ 1,255,213	$ 501,351